Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Goodwill
The following table reflects the changes in the carrying value of goodwill (in thousands):

	Advertising	Subscriptions	Total
Balance as of December 31, 2024	$153,357	$8,162	$161,519
Frndly TV acquisition (see Note 4)	35,475	112,412	147,887
Balance as of December 31, 2025	$188,832	$120,574	$309,406

Summary of Intangible Assets
The following tables summarize the Company’s intangible assets for the periods presented (in thousands, except years):

	As of December 31, 2025
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Useful Lives (in years)
Developed technology	$73,367	$(71,138)	$2,229	5.9
Customer relationships	46,100	(22,995)	23,105	6.3
Tradename	34,400	(11,832)	22,568	7.9
Patents	4,076	(1,771)	2,305	14.0
Total Intangible assets	$157,943	$(107,736)	$50,207	6.7

	As of December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted-Average Useful Lives (in years)
Developed technology	$73,367	$(60,896)	$12,471	5.9
Customer relationships	14,100	(14,100)	—	4.0
Tradename	20,400	(7,966)	12,434	9.8
Patents	4,076	(1,480)	2,596	14.0
Total Intangible assets	$111,943	$(84,442)	$27,501	6.7

Schedule of Estimated Future Amortization Expense for Intangible Asset
As of December 31, 2025, the estimated future amortization expense for intangible assets for the next five years and thereafter is as follows (in thousands):

Year Ending December 31,
2026	$14,698
2027	10,507
2028	8,419
2029	7,257
2030	4,884
Thereafter	4,442
Total	$50,207